Leases (Details) - Schedule of weighted-average operating leases	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	11 years 9 months 18 days	4 years 8 months 23 days	4 years 1 month 9 days
Finance Lease, Weighted Average Discount Rate, Percent	5.56%	4.47%	4.17%